SEGMENTS (Details)	12 Months Ended
	Mar. 31, 2022 USD ($) segment	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)
Segment Reporting Information [Line Items]
Number of operating segments | segment	2
Segment Reporting Information, Operating Income (Loss) [Abstract]
Net revenues	$ 6,311,092	$ 1,754,935	$ 6,914,474
Cost of goods sold	5,394,866
Operating expenses	16,853,980	32,659,283	55,020,164
(Loss) income from operations	(15,937,754)	(30,904,348)	(48,105,690)
Depreciation and amortization	18,390	15,161	120,520
Total capital expenditures			200,360
Total Assets	50,679,784	31,685,496
Online Market Place
Segment Reporting Information, Operating Income (Loss) [Abstract]
Net revenues	311,092	1,754,935	6,914,474
Operating expenses	16,816,016	32,659,283	55,020,164
(Loss) income from operations	(16,504,925)	(30,904,348)	(48,105,690)
Depreciation and amortization	18,390	15,161	120,520
Total capital expenditures			$ 200,360
Total Assets	22,942,806	$ 31,685,496
Health Devices
Segment Reporting Information, Operating Income (Loss) [Abstract]
Net revenues	6,000,000
Cost of goods sold	5,394,866
Operating expenses	37,964
(Loss) income from operations	567,171
Total Assets	$ 27,736,978